Rule 497(e)
                                                   File Nos. 33-500 and 811-4418

                           California Investment Trust
                         California Investment Trust II

                        Supplement dated December 6, 2004
                        Prospectus dated January 1, 2004


All references to U.S. Bancorp Fund Services, LLC, on pages 53, 55 and 56, should be replaced by ALPS Mutual Fund Services, Inc.

The following address replaces the first addressed listed on page 53.

CALIFORNIA INVESTMENT TRUST FUND GROUP
C/O ALPS MUTUAL FUND SERVICES, INC.
P.O. BOX 2482 DENVER, CO 80202

The following wire instructions replaces the wire instructions listed on page
54.

STATE STREET BANK & TRUST CO.
ABA # 011000028
FOR: CALIFORNIA INVESTMENT TRUST FUND GROUP
ACCOUNT # 00143305

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                                                                     Rule 497(e)
                                                   File Nos. 33-500 and 811-4418

                         California Investment Trust II

                        Supplement dated December 6, 2004
                          Prospectus for Class K Shares
                              dated January 1, 2004


All references to U.S. Bancorp Fund Services, LLC, on pages 44, 45, 46 and 47, should be replaced by ALPS Mutual Fund Services, Inc.

The following address replaces the first addressed listed on page 44.

CALIFORNIA INVESTMENT TRUST FUND GROUP
C/O ALPS MUTUAL FUND SERVICES, INC.
P.O. BOX 2482 DENVER, CO 80202

The following wire instructions replaces the wire instructions listed on page
45.

STATE STREET BANK & TRUST CO.
ABA # 011000028
FOR: CALIFORNIA INVESTMENT TRUST FUND GROUP
ACCOUNT # 00143305